INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 06, 2017	Dec. 31, 2015
Current Assets	$ 3,441,160	$ 2,770,363
Non-current Assets	11,152,588	11,224,237	$ 11,283,821
Total Assets	14,593,748	13,994,600	14,006,181
Current Liabilities	1,579,764	1,399,394
Non-current Liabilities	5,675,013	5,478,313
Equity	7,338,971	7,116,893	6,999,283	$ (49,415)	$ 6,646,445
Total Equity and Liabilities	14,593,748	13,994,600
Revenues	5,954,833	5,238,341	4,761,385
Profit or loss (continuing operations)	726,759	270,352	217,577
Other comprehensive income	(174,441)	24,023	226,188
Total comprehensive income	552,318	294,375	443,765
Dividends	326,047	176,749	$ 90,828
Associates [member]
Current Assets	127,013	103,555
Non-current Assets	782,939	814,434
Total Assets	909,952	917,989
Current Liabilities	52,246	48,002
Non-current Liabilities	359,275	365,243
Equity	498,431	504,744
Total Equity and Liabilities	909,952	917,989
Revenues	179,954	175,153
Expenses	(172,683)	(167,478)
Profit or loss (continuing operations)	7,271	7,675
Other comprehensive income	526	5,850
Total comprehensive income	7,797	13,525
Dividends	3,277	0
Puertos y Logistica S.A. [Member] | Associates [member]
Current Assets	97,866	92,816
Non-current Assets	566,484	590,309
Total Assets	664,350	683,125
Current Liabilities	28,938	44,564
Non-current Liabilities	327,124	331,681
Equity	308,288	306,880
Total Equity and Liabilities	664,350	683,125
Revenues	160,889	130,720
Expenses	(158,421)	(132,538)
Profit or loss (continuing operations)	2,468	(1,818)
Other comprehensive income	(1,676)	5,850
Total comprehensive income	792	4,032
Dividends	0	0
Inversiones Puerto Corone S.A. [Member] | Associates [member]
Current Assets	29	29
Non-current Assets	105,354	97,072
Total Assets	105,383	97,101
Current Liabilities	82	82
Non-current Liabilities	0	0
Equity	105,301	97,019
Total Equity and Liabilities	105,383	97,101
Revenues	6,080	4,741
Expenses	0	0
Profit or loss (continuing operations)	6,080	4,741
Other comprehensive income	2,202	0
Total comprehensive income	8,282	4,741
Dividends	0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Current Assets	22,870	4,296
Non-current Assets	907	769
Total Assets	23,777	5,065
Current Liabilities	22,192	3,219
Non-current Liabilities	619	871
Equity	966	975
Total Equity and Liabilities	23,777	5,065
Revenues	4,841	5,211
Expenses	(4,855)	(5,246)
Profit or loss (continuing operations)	(14)	(35)
Other comprehensive income	0	0
Total comprehensive income	(14)	(35)
Dividends	0	0
Vale do corisco S.A. [Member] | Associates [member]
Current Assets	4,295	6,384
Non-current Assets	105,836	126,215
Total Assets	110,131	132,599
Current Liabilities	81	123
Non-current Liabilities	31,485	32,636
Equity	78,565	99,840
Total Equity and Liabilities	110,131	132,599
Revenues	8,106	34,449
Expenses	(8,711)	(29,648)
Profit or loss (continuing operations)	(605)	4,801
Other comprehensive income	0	0
Total comprehensive income	(605)	4,801
Dividends	3,277	0
Consorcio Tecnológico Bioenercel S.A. [Member] | Associates [member]
Current Assets	2	5
Non-current Assets	36	45
Total Assets	38	50
Current Liabilities	0	0
Non-current Liabilities	5	5
Equity	33	45
Total Equity and Liabilities	38	50
Revenues	0	2
Expenses	(2)	(10)
Profit or loss (continuing operations)	(2)	(8)
Other comprehensive income	0	0
Total comprehensive income	(2)	(8)
Dividends	0	0
Genómica Forestal S.A. [Member] | Associates [member]
Current Assets	25	25
Non-current Assets	19	24
Total Assets	44	49
Current Liabilities	7	14
Non-current Liabilities	42	50
Equity	(5)	(15)
Total Equity and Liabilities	44	49
Revenues	37	30
Expenses	(29)	(36)
Profit or loss (continuing operations)	8	(6)
Other comprehensive income	0	0
Total comprehensive income	8	(6)
Dividends	0	0
E2E SA [Member] | Associates [member]
Current Assets	680	0
Non-current Assets	3,600	0
Total Assets	4,280	0
Current Liabilities	192	0
Non-current Liabilities	0	0
Equity	4,088	0
Total Equity and Liabilities	4,280	0
Revenues	1	0
Expenses	(370)	0
Profit or loss (continuing operations)	(369)	0
Other comprehensive income	0	0
Total comprehensive income	(369)	0
Dividends	0	0
Parque Elico Ovejera Sur SpA [Member] | Associates [member]
Current Assets	1,246	0
Non-current Assets	703	0
Total Assets	1,949	0
Current Liabilities	754	0
Non-current Liabilities	0	0
Equity	1,195	0
Total Equity and Liabilities	1,949	0
Revenues	0	0
Expenses	(295)	0
Profit or loss (continuing operations)	(295)	0
Other comprehensive income	0	0
Total comprehensive income	(295)	0
Dividends	$ 0	$ 0